Organization (Tables)	12 Months Ended
Dec. 31, 2024
Organization [Abstract]
Schedule of Loss Per Share Before and After the Retrospective Adjustments
	Year Ended December 31,
	2020		2021
	Before adjustment	After adjustment	Before adjustment	After adjustment
Net loss per share attributable to ordinary shareholders of SAI.TECH Global Corporation.
– Basic and diluted	—	—	(0.0019)	(1.4274)
Weighted average shares used in calculating net loss per share
– Basic and diluted	93,061,216	12,447,760	93,061,216	12,447,760

Schedule of Major Subsidiaries

As of December 31, 2024, the Company’s major subsidiaries were summarized as follows:

Name of the entity	Date of incorporation	Percentage of ownership	Place of incorporation	Principle business activities
Subsidiaries
Superlative Accelerating Infinite Limited	February 5, 2021	100%	BVI	Investment holding
Sustainable Available Innovative Limited	July 14, 2021	100%	BVI	Investment holding
Silicon Asset Investment Limited	March 3, 2021	100%	Hong Kong	Investment holding
Sustainable Available Innovative Pte. Ltd.	August 18, 2021	100%	Singapore	Investment holding
Sustainable Available Innovative Asia Ltd	August 26, 2021	100%	Republic of Kazakhstan	Investment holding
Hangzhou Dareruohan Technology Co., Ltd.	April 2, 2021	100%	PRC	Research and Development
Nanjing SuannengWuxian Technology Co. Ltd.(1)	June 4, 2020	100%	PRC	Research and Development
SAI US INC.	February 24, 2022	100%	U.S.	Engaged in crypto asset mining business
SAITECH FIN OY	November 16,2021	100%	Finland	Investment holding
Boltbit Limited	March 28, 2023	100%	CAY	Investment holding
Boltbit SG PTE. LTD(Singapore)	July 5, 2023	100%	Singapore	Investment holding
Energism asset investment Limited	January 11, 2023	100%	BVI	Investment holding
Energism General Partner Limited	February 1, 2023	100%	CAY	Investment holding
BOLTBIT US INC	August 16, 2023	100%	U.S.	Engaged in AI related Business
SAITECH LIMITED	February 2, 2021	100%	CAY	Investment holding

(1)	On August 9, 2021, the Company completed the acquisition of Nanjing SuannengWuxian Technology Co. Ltd. (“Nanjing SuannengWuxian”), an entity under common control by one of our principal shareholders. Nanjing SuannengWuxian provides crypto mining service to its customers.